Stock-based compensation - Black-Scholes Model Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected volatility (%)	61.20%	40.00%
Risk-free interest rate (%)	1.40%	0.40%
Expected life of stock options (years)	4 years	4 years
Share price at grant (US$) (in dollars per share)	$ 17.39	$ 20.00